Digital Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Digital Assets [Line Items]
Impairment loss on digital assets		$ 6,990	$ 12,950
Unrealized gain on digital assets	37,600
Digital Assets [Member]
Digital Assets [Line Items]
Realized gain on sales of digital assets	$ 39,330	$ 18,230	$ (4,950)